SHARE CAPITAL (Narrative) (Details) $ / shares in Units, $ in Thousands			1 Months Ended					12 Months Ended
	Apr. 09, 2025	Apr. 01, 2025 $ / shares shares	Feb. 28, 2025 $ / shares shares	Apr. 30, 2023 USD ($)	Mar. 31, 2023 shares	Jan. 27, 2023 USD ($) $ / shares shares	Dec. 31, 2019 shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2014 shares	Dec. 31, 2025 ₪ / shares	Dec. 31, 2025 USD ($) shares	May 02, 2025 $ / shares shares	Dec. 31, 2024 ₪ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, par value per share | (per share)		$ 0.1										₪ 1		$ 1	₪ 1
Odinary share issued under share incentive plan					125,000
Procceds from Initial public offering, net of issuance costs | $								$ 0	$ 0	$ 11,542
Reverse stock split, outstanding Common Stock ratio	1-for-10	2:1 and 10:1
Ordinary shares, shares authorized		50,000,000											5,000,000	5,000,000	5,000,000
Purchase Agreement With Armistice Capital [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares						$ 58.5
Ordinary shares issued, Price per share | $ / shares						$ 50
Shares issued						256,000
Number of warrants issued to purchase Ordinary Shares						256,000
Subscription Agreement M Arkin Dermatology Ltd [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued						200,000
Number of warrants issued to purchase Ordinary Shares						200,000
Proceeds from issuance of common stock | $				$ 10,000
Jefferies Llc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from issuance of common stock | $						$ 12,800
Stock issuance costs | $						$ 1,200
Employees and directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option grants								14,054
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term								10 years
Shares available for future grant													117,331
Unrecognized compensation cost | $													$ 70
Compensation costs weighted average period to be recognized								3 years 1 month 20 days
Board of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Odinary share issued under share incentive plan							912,230				629,025
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term								7 years	7 years
Option grants			14,054
Exercise price | $ / shares			$ 8.96
Option vesting period			4 years
Weighted average fair value of options granted | $ / shares			$ 53